Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

On April 14, 2026, the Company adopted its 2026 Equity Incentive Plan (the “2026 Equity Incentive Plan”), which provides for the grant of various equity-based awards with respect to a maximum number of 84,500 ordinary shares, par value US$0.00001 per share, of the Company (whether Class A ordinary shares, Class B ordinary shares, or a combination thereof) available for issuance thereunder. This maximum amount is subject to increase on a yearly basis pursuant to the evergreen provision in the equity incentive plan.

On May 5, 2026, the compensation committee of the Company’s Board of Directors (the “Board”) and the Board, as administrator of the 2026 Equity Incentive Plan, approved the grant of an aggregate of 71,890 Class A ordinary shares and 12,610 Class B ordinary shares of the Company to Mr. Gang Lai, under the 2026 Equity Incentive Plan, as compensation for Mr. Lai’s past services to the Company. Each Class B ordinary share is convertible into one Class A ordinary share on a one-for-one basis. The shares were issued on May 7, 2026.

On June 17, 2026, the Company entered into a Share Purchase Agreement (the “SPA”) with Ms. Lu Shanshan (“Ms. Lu”), pursuant to which the Company agreed to acquire 100% of the issued shares (the “Target Shares”) of Best Praise International Limited (the “Target”) for a consideration of US$10,751,000, payable entirely through the issuance of 4,376,552 of the Company’s Class A ordinary shares (the “Consideration Shares”) to Ms. Lu or her designated recipients, subject to the terms and conditions set forth in the SPA.